Goodwill and Intangible Assets (Intangible Assets Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 38,800	$ 45,400
Finite-lived intangible assets, gross	236,552		$ 236,552	$ 254,810
Capitalized Software Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets			18,900
Finite-lived intangible assets, gross	180,855		180,855	$ 194,941
Capitalized Software Costs in Development Stage [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 2,700		$ 2,700